Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 27, 2017
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2016